Investment securities	12 Months Ended
Dec. 31, 2014
Available For Sale Securities Member
Investments [Abstract]
Investment [Text Block]

Note 9 – Investment securities available-for-sale

The following table presents the amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of investment securities available-for-sale at December 31, 2014 and 2013.

	At December 31, 2014
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
After 1 to 5 years	$698,003	$2,226	$75	$700,154	1.14%
Total U.S. Treasury securities	698,003	2,226	75	700,154	1.14
Obligations of U.S. Government sponsored entities
Within 1 year	42,140	380	-	42,520	1.61
After 1 to 5 years	1,603,245	1,168	9,936	1,594,477	1.26
After 5 to 10 years	67,373	58	2,271	65,160	1.72
After 10 years	23,000	-	184	22,816	3.18
Total obligations of U.S. Government sponsored entities	1,735,758	1,606	12,391	1,724,973	1.31
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	2,765	17	-	2,782	3.83
After 1 to 5 years	1,024	38	-	1,062	8.40
After 5 to 10 years	22,552	2	2,331	20,223	5.82
After 10 years	48,823	40	11,218	37,645	6.22
Total obligations of Puerto Rico, States and political subdivisions	75,164	97	13,549	61,712	6.04
Collateralized mortgage obligations - federal agencies
After 1 to 5 years	3,687	87	-	3,774	2.66
After 5 to 10 years	25,202	985	-	26,187	2.93
After 10 years	1,905,763	13,109	38,803	1,880,069	2.03
Total collateralized mortgage obligations - federal agencies	1,934,652	14,181	38,803	1,910,030	2.04
Mortgage-backed securities
After 1 to 5 years	27,339	1,597	-	28,936	4.68
After 5 to 10 years	147,182	7,314	1	154,495	3.51
After 10 years	676,567	45,047	683	720,931	3.93
Total mortgage-backed securities	851,088	53,958	684	904,362	3.88
Equity securities (without contractual maturity)	1,351	1,271	-	2,622	5.03
Other
After 1 to 5 years	9,277	10	-	9,287	1.69
After 5 to 10 years	1,957	62	-	2,019	3.63
Total other	11,234	72	-	11,306	2.03
Total investment securities available-for-sale	$5,307,250	$73,411	$65,502	$5,315,159	2.04%

	At December 31, 2013
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
After 1 to 5 years	$26,474	$2,008	$-	$28,482	3.85%
Total U.S. Treasury securities	26,474	2,008	-	28,482	3.85
Obligations of U.S. Government sponsored entities
Within 1 year	25,021	39	-	25,060	1.85
After 1 to 5 years	1,087,453	1,678	12,715	1,076,416	1.26
After 5 to 10 years	528,611	100	21,742	506,969	1.52
After 10 years	23,000	-	2,240	20,760	3.12
Total obligations of U.S. Government sponsored entities	1,664,085	1,817	36,697	1,629,205	1.38
Obligations of Puerto Rico, States and political subdivisions
After 1 to 5 years	6,228	45	85	6,188	4.64
After 5 to 10 years	23,147	-	1,978	21,169	6.33
After 10 years	48,803	29	9,812	39,020	5.84
Total obligations of Puerto Rico, States and political
subdivisions	78,178	74	11,875	66,377	5.89
Collateralized mortgage obligations - federal agencies
After 1 to 5 years	5,131	101	-	5,232	1.79
After 5 to 10 years	31,613	921	-	32,534	2.98
After 10 years	2,438,021	18,532	76,023	2,380,530	2.05
Total collateralized mortgage obligations - federal agencies	2,474,765	19,554	76,023	2,418,296	2.06
Collateralized mortgage obligations - private label
After 10 years	509	4	-	513	3.78
Total collateralized mortgage obligations - private label	509	4	-	513	3.78
Mortgage-backed securities
Within 1 year	419	24	-	443	3.14
After 1 to 5 years	15,921	833	-	16,754	4.50
After 5 to 10 years	62,373	3,058	1,214	64,217	4.12
After 10 years	1,007,733	50,807	4,313	1,054,227	3.93
Total mortgage-backed securities	1,086,446	54,722	5,527	1,135,641	3.95
Equity securities (without contractual maturity)	3,178	1,109	171	4,116	4.06
Other
After 1 to 5 years	9,638	-	141	9,497	1.68
After 10 years	2,604	69	-	2,673	3.61
Total other	12,242	69	141	12,170	2.09
Total investment securities available-for-sale	$5,345,877	$79,357	$130,434	$5,294,800	2.30%

The weighted average yield on investment securities available-for-sale is based on amortized cost; therefore, it does not give effect to changes in fair value.

Securities not due on a single contractual maturity date, such as mortgage-backed securities and collateralized mortgage obligations, are classified in the period of final contractual maturity. The expected maturities of collateralized mortgage obligations, mortgage-backed securities and certain other securities may differ from their contractual maturities because they may be subject to prepayments or may be called by the issuer.

The following table presents the aggregate amortized cost and fair value of investment securities available-for-sale at December 31, 2014 by contractual maturity.

(In thousands)	Amortized cost	Fair value
Within 1 year	$44,905	$45,302
After 1 to 5 years	2,342,575	2,337,690
After 5 to 10 years	264,266	268,084
After 10 years	2,654,153	2,661,461
Total	5,305,899	5,312,537
Equity securities	1,351	2,622
Total investment securities available-for-sale	$5,307,250	$5,315,159

During the year ended December 31, 2014, the Corporation sold U.S. agency securities, mortgage-backed securities and collateralized mortgage obligations with an approximate amortized cost of $311.1 million (2013 – equity securities with an approximate amortized cost of $3.3 million). The proceeds from these sales were $ 310.2 million (2013 - $ 5.4 million). Gross realized gains and losses on the sale of investment securities available-for-sale, for the years ended December 31, 2014, 2013 and 2012 were as follows:

	Years ended December 31,
(In thousands)	2014	2013	2012
Gross realized gains	$4,461	$2,110	$65
Gross realized losses	(5,331)	-	(1,684)
Net realized (losses) gains on sale of investment securities available-for-sale	$(870)	$2,110	$(1,619)

The following tables present the Corporation's fair value and gross unrealized losses of investment securities available-for-sale, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2014, and 2013.

	At December 31, 2014
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
U.S. Treasury securities	$49,465	$75	$-	$-	$49,465	$75
Obligations of U.S. Government sponsored entities	888,325	6,866	429,835	5,525	1,318,160	12,391
Obligations of Puerto Rico, States and political
subdivisions	14,419	3,031	41,084	10,518	55,503	13,549
Collateralized mortgage obligations - federal agencies	539,658	13,774	733,814	25,029	1,273,472	38,803
Mortgage-backed securities	457	4	25,486	680	25,943	684
Total investment securities available-for-sale in an
unrealized loss position	$1,492,324	$23,750	$1,230,219	$41,752	$2,722,543	$65,502

	At December 31, 2013
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of U.S. Government sponsored entities	$1,326,866	$32,457	$69,257	$4,240	$1,396,123	$36,697
Obligations of Puerto Rico, States and political
subdivisions	54,256	11,685	8,330	190	62,586	11,875
Collateralized mortgage obligations - federal agencies	1,567,654	70,378	96,676	5,645	1,664,330	76,023
Mortgage-backed securities	105,455	4,762	7,225	765	112,680	5,527
Equity securities	1,657	171	-	-	1,657	171
Other	-	-	9,497	141	9,497	141
Total investment securities available-for-sale in an
unrealized loss position	$3,055,888	$119,453	$190,985	$10,981	$3,246,873	$130,434

As of December 31, 2014, the available-for-sale investment portfolio reflects gross unrealized losses of approximately $66 million, driven by U.S. Agency Collateralized Mortgage Obligations, obligations from the U.S. Government sponsored entities, and obligations of the Puerto Rico Government and its political subdivisions. As part of its analysis for all US Agencies' securities, management considers the U.S. Agency guarantee.

In February 2014, the three principal nationally recognized rating agencies (Moody's Investor Services, Standard and Poor's and Fitch Ratings) downgraded the general-obligation bonds of the Commonwealth and other obligations of Puerto Rico instrumentalities to non-investment grade categories, citing concerns about financial flexibility and a reduced capacity to borrow in the financial markets. In July 2014, the Puerto Rico general obligations were further downgraded by the rating agencies, after the Commonwealth enacted a law that allowed certain Puerto Rico public corporations to restructure their debt.

On February 12, 2015, S&P further downgraded the debt rating of the Commonwealth general obligation bonds and of various public instrumentalities. S&P stated that, in their view, Puerto Rico's current economic and financial trajectory is now more susceptible to adverse financial, economic and market conditions that could ultimately impair the Commonwealth's ability to fund services and its debt commitments. S&P also cited implementation risk with respect to the value-added tax and expressed concern that, while higher taxes could improve the budget balance, there could be potential negative economic implications. On February 19, 2015, Moody's also downgraded its debt ratings for the Commonwealth general obligation bonds and of various public instrumentalities, citing similar concerns as S&P. The portfolio of obligations of the Puerto Rico Government is comprised of securities with specific sources of income or revenues identified for repayments. The Corporation performs periodic credit quality reviews on these issuers.

Management evaluates investment securities for other-than-temporary (“OTTI”) declines in fair value on a quarterly basis. Once a decline in value is determined to be other-than-temporary, the value of a debt security is reduced and a corresponding charge to earnings is recognized for anticipated credit losses. Also, for equity securities that are considered other-than-temporarily impaired, the excess of the security's carrying value over its fair value at the evaluation date is accounted for as a loss in the results of operations. The OTTI analysis requires management to consider various factors, which include, but are not limited to: (1) the length of time and the extent to which fair value has been less than the amortized cost basis, (2) the financial condition of the issuer or issuers, (3) actual collateral attributes, (4) the payment structure of the debt security and the likelihood of the issuer being able to make payments, (5) any rating changes by a rating agency, (6) adverse conditions specifically related to the security, industry, or a geographic area, and (7) management's intent to sell the debt security or whether it is more likely than not that the Corporation would be required to sell the debt security before a forecasted recovery occurs.

At December 31, 2014, management performed its quarterly analysis of all debt securities in an unrealized loss position. Based on the analyses performed, management concluded that no individual debt security was other-than-temporarily impaired as of such date. At December 31, 2014, the Corporation did not have the intent to sell debt securities in an unrealized loss position and it is not more likely than not that the Corporation will have to sell the investment securities prior to recovery of their amortized cost basis.

The following table states the name of issuers, and the aggregate amortized cost and fair value of the securities of such issuer (includes available-for-sale and held-to-maturity securities), in which the aggregate amortized cost of such securities exceeds 10% of stockholders' equity. This information excludes securities backed by the full faith and credit of the U.S. Government. Investments in obligations issued by a state of the U.S. and its political subdivisions and agencies, which are payable and secured by the same source of revenue or taxing authority, other than the U.S. Government, are considered securities of a single issuer.

	2014		2013

(In thousands)	Amortized cost	Fair value	Amortized cost	Fair value
FNMA	$1,746,807	$1,736,987	$2,318,171	$2,266,610
FHLB	737,149	732,894	336,933	326,220
Freddie Mac	1,117,865	1,112,485	1,434,346	1,418,216

Held To Maturity Securities Member
Investments [Abstract]
Investment [Text Block]

Note 10 – Investment securities held-to-maturity

The following tables present the amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of investment securities held-to-maturity at December 31, 2014 and 2013.

	At December 31, 2014
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$2,740	$-	$8	$2,732	5.84%
After 1 to 5 years	12,830	-	764	12,066	5.95
After 5 to 10 years	21,325	-	6,003	15,322	6.09
After 10 years	64,678	3,342	5,543	62,477	2.22
Total obligations of Puerto Rico, States and political subdivisions	101,573	3,342	12,318	92,597	3.60
Collateralized mortgage obligations - federal agencies
After 5 to 10 years	97	5	-	102	5.45
Total collateralized mortgage obligations - federal agencies	97	5	-	102	5.45
Other
Within 1 year	250	-	-	250	1.33
After 1 to 5 years	1,250	-	-	1,250	1.10
Total other	1,500	-	-	1,500	1.14
Total investment securities held-to-maturity	$103,170	$3,347	$12,318	$94,199	3.57%

	At December 31, 2013
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$12,570	$-	$12	$12,558	2.06%
After 1 to 5 years	12,060	-	984	11,076	5.91
After 5 to 10 years	20,015	-	5,251	14,764	6.06
After 10 years	69,236	257	13,179	56,314	2.43
Total obligations of Puerto Rico, States and political subdivisions	113,881	257	19,426	94,712	3.40
Collateralized mortgage obligations - federal agencies
After 10 years	115	7	-	122	5.45
Total collateralized mortgage obligations - federal agencies	115	7	-	122	5.45
Other
Within 1 year	26,000	-	645	25,355	3.41
After 1 to 5 years	500	-	1	499	1.33
Total other	26,500	-	646	25,854	3.37
Total investment securities held-to-maturity	$140,496	$264	$20,072	$120,688	3.40%

Securities not due on a single contractual maturity date, such as collateralized mortgage obligations, are classified in the period of final contractual maturity. The expected maturities of collateralized mortgage obligations and certain other securities may differ from their contractual maturities because they may be subject to prepayments or may be called by the issuer.

The following table presents the aggregate amortized cost and fair value of investments securities held-to-maturity at December 31, 2014 by contractual maturity.

(In thousands)	Amortized cost	Fair value
Within 1 year	$2,990	$2,982
After 1 to 5 years	14,080	13,316
After 5 to 10 years	21,422	15,424
After 10 years	64,678	62,477
Total investment securities held-to-maturity	$103,170	$94,199

The following tables present the Corporation's fair value and gross unrealized losses of investment securities held-to-maturity, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2014 and 2013:

	At December 31, 2014
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of Puerto Rico, States and political subdivisions	$373	$2	$45,969	$12,316	$46,342	$12,318
Total investment securities held-to-maturity in an unrealized
loss position	$373	$2	$45,969	$12,316	$46,342	$12,318

	At December 31, 2013
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses

Obligations of Puerto Rico, States and political subdivisions	$60,028	$12,180	$13,044	$7,246	$73,072	$19,426
Other	24,604	646	-	-	24,604	646
Total investment securities held-to-maturity in an unrealized
loss position	$84,632	$12,826	$13,044	$7,246	$97,676	$20,072

As indicated in Note 9 to these consolidated financial statements, management evaluates investment securities for OTTI declines in fair value on a quarterly basis.

The “Obligations of Puerto Rico, States and political subdivisions” classified as held-to-maturity at December 31, 2014 are primarily associated with securities issued by municipalities of Puerto Rico and are generally not rated by a credit rating agency. This includes $61 million of securities issued by three municipalities of Puerto Rico that are payable from the real and personal property taxes collected within such municipalities. These bonds have seniority to the payment of operating cost and expenses of the municipality. The portfolio also includes approximately $41 million in securities for which the underlying source of payment is not the central government, but in which it provides a guarantee in the event of default. In February 2014, the three principal nationally recognized rating agencies (Moody's Investor Services, Standard and Poor's and Fitch Ratings) downgraded the general-obligation bonds of the Commonwealth and other obligations of Puerto Rico instrumentalities to non-investment grade categories, citing concerns about financial flexibility and a reduced capacity to borrow in the financial markets. In July 2014, the Puerto Rico general obligations were further downgraded by the rating agencies, after the Commonwealth enacted a law that allowed certain Puerto Rico public corporations to restructure their debt.

On February 12, 2015, S&P further downgraded the debt rating of the Commonwealth general obligation bonds and of various public instrumentalities. S&P stated that, in their view, Puerto Rico's current economic and financial trajectory is now more susceptible to adverse financial, economic and market conditions that could ultimately impair the Commonwealth's ability to fund services and its debt commitments. S&P also cited implementation risk with respect to the value-added tax and expressed concern that, while higher taxes could improve the budget balance, there could be potential negative economic implications. On February 19, 2015, Moody's also downgraded its debt ratings for the Commonwealth general obligation bonds and of various public instrumentalities, citing similar concerns as S&P.

The Corporation performs periodic credit quality reviews on these issuers. The Corporation does not have the intent to sell securities held-to-maturity and it is not more likely than not that the Corporation will have to sell these investment securities prior to recovery of their amortized cost basis.